Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents
	As of	As of
	December 31, 2025	December 31, 2024
Cash on hand and petty cash	$3,517	$1,980
Checking accounts and demand deposits	94,152	647,126
	$97,669	$649,106

Schedule of breakdown of cash and cash equivalents by original currency

The following table sets forth the breakdown of cash and cash equivalents by original currency as of December 31, 2025 and 2024:

	As of	As of
	December 31, 2025	December 31, 2024
Original currency
NTD	$49,913	$292,335
EUR	1,452	1,394
USD	36,170	344,169
RMB	10,134	11,208
	$97,669	$649,106